Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Commitments and Contingencies [Abstract]
Schedule of Warranty Provision

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Thirteen weeks ended
	March 30, 2025	March 31, 2024
Warranty provision, beginning of period	$5,968	$4,849
Accruals for new warranties issued	526	265
Settlements	(38)	(250)
Warranty provision, end of period	$6,456	$4,864
Warranty provision, current	$3,019	$1,448
Warranty provision, noncurrent	$3,437	$3,416

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Warranty provision, beginning of period	$4,849	$3,981
Warranty liability from Business Combination	582	-
Accruals for new warranties issued	695	2,968
Settlements	(158)	(2,100)
Warranty provision, end of period	$5,968	$4,849
Warranty provision, current	$2,531	$1,433
Warranty provision, noncurrent	3,437	3,416

Schedule of Leases its Facilities Under Non-Cancelable Operating Lease Agreements	Operating and financing lease activity for the fiscal years ended December 29, 2024 and 2023 is as follows (dollars in thousands):
	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$553	$-
Interest on lease liabilities	77	-
	630	-
Operating lease cost	1,003	1,380
Variable lease cost	-	342
Total lease cost	$1,633	$1,722
Other information
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	$551	$-
Operating leases	1,039	1,047
Weighted-average remaining lease term (in years):
Finance leases	2	-
Operating leases	2.5	2.48
Weighted-average discount rate:
Finance Leases	7%	-%
Operating leases	9.5%	15.57%

Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease

Future minimum lease payments under non-cancellable leases are as follows as of December 29, 2024 (in thousands):

	Finance Leases	Operating Leases
Fiscal year ending
2025	$2,285	$1,687
2026	1,749	1,605
2027	247	801
Total undiscounted liabilities	4,281	4,093
Less: imputed interest	(352)	(413)
Total lease liabilities	$3,929	$3,680